Provisions, including post-retirement benefits - Summary of Provisions, including post-retirement benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits) at beginning balance	$ 14,642	$ 13,794
Adjustment on currency translation	(898)	846
Adjustments to mining properties:
– changes in estimate	486	710
Charged/(credited) to profit:
– increases to existing and new provisions	1,137	797
– unused amounts reversed	(144)	(187)
– exchange losses/(gains) on provisions	16	(83)
– amortisation of discount	381	383
Utilised in year	(837)	(1,053)
Actuarial (gains)/losses recognised in equity	(781)	121
Subsidiaries no longer consolidated	(318)	(622)
Transfers and other movements	(76)	(64)
Provisions (including post-retirement benefits) at ending balance	13,608	14,642
Balance sheet analysis:
Current			$ 1,056	$ 1,275
Non-current			12,552	13,367
Total	14,642	14,642	13,608	14,642
Pensions and post retirement healthcare [member]
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits) at beginning balance	3,370
Adjustment on currency translation	(145)
Charged/(credited) to profit:
– increases to existing and new provisions	267
Utilised in year	(219)
Actuarial (gains)/losses recognised in equity	(781)
Transfers and other movements	(6)
Provisions (including post-retirement benefits) at ending balance	2,486	3,370
Balance sheet analysis:
Current			79
Non-current			2,407
Total	3,370	3,370	2,486	3,370
Other employee entitlements [member]
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits) at beginning balance	389
Adjustment on currency translation	(37)
Charged/(credited) to profit:
– increases to existing and new provisions	185
– unused amounts reversed	(36)
Utilised in year	(122)
Subsidiaries no longer consolidated	(29)
Transfers and other movements	10
Provisions (including post-retirement benefits) at ending balance	360	389
Balance sheet analysis:
Current			274
Non-current			86
Total	389	389	360	389
Close down and restoration/ environmental [member]
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits) at beginning balance	9,983
Adjustment on currency translation	(656)
Adjustments to mining properties:
– changes in estimate	486
Charged/(credited) to profit:
– increases to existing and new provisions	456
– unused amounts reversed	(38)
– exchange losses/(gains) on provisions	13
– amortisation of discount	372
Utilised in year	(319)
Subsidiaries no longer consolidated	(257)
Transfers and other movements	(65)
Provisions (including post-retirement benefits) at ending balance	9,975	9,983
Balance sheet analysis:
Current			476
Non-current			9,499
Total	9,983	9,983	9,975	9,983
Other [member]
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits) at beginning balance	900
Adjustment on currency translation	(60)
Charged/(credited) to profit:
– increases to existing and new provisions	229
– unused amounts reversed	(70)
– exchange losses/(gains) on provisions	3
– amortisation of discount	9
Utilised in year	(177)
Subsidiaries no longer consolidated	(32)
Transfers and other movements	(15)
Provisions (including post-retirement benefits) at ending balance	787	900
Balance sheet analysis:
Current			227
Non-current			560
Total	$ 900	$ 900	$ 787	$ 900